Consolidated Statements of Operations - HKD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Total Revenues, net		$ 50,682,220	$ 45,804,377	$ 20,440,683
Costs and expenses:
Selling, general and administrative expenses		(60,583,070)	(7,319,454)	(666,286)
Research and development		(2,373,000)	(760,000)
Amortization			(2,560,667)
Impairment of investment on event projects		(5,322,527)
Impairment of rights of use assets			(111,136)
Depreciation		(415,823)	(449,514)	(294,083)
Profit/(Loss) from operations		(68,253,760)	773,472	8,119,825
Other income/(expenses):
Interest income		2,138	44,840	22,995
Finance costs		(829,049)	(656,689)	(246,262)
Other income/(expenses)		(4,886,599)	7,363,910	180,663
Total other income/(expenses), net		(5,713,510)	6,752,061	(42,604)
Profit/(Loss) before income taxes		(73,967,270)	7,525,533	8,077,221
Income tax expense		(85,600)	(1,100,000)	(988,347)
NET PROFIT/(LOSS)		$ (74,052,870)	$ 6,425,533	$ 7,088,874
Class A ordinary shares [member]
Profit/(Loss) per Class A Ordinary Share:
- Basic	[1]	$ (278.25)	$ 28.02	$ 30.92
- Diluted	[1]	$ (278.25)	$ 27.08	$ 29.88
Weighted average number of Ordinary Shares
Basic	[1]	266,139	229,280	229,280
Diluted	[1]	274,139	237,280	237,280
Class B ordinary shares [member]
Weighted average number of Ordinary Shares
Basic	[1]	8,000	8,000	8,000
Diluted	[1]	8,000	8,000	8,000
Non related parties [member]
IfrsStatementLineItems [Line Items]
Total Revenues, net		$ 50,682,220	$ 45,352,618	$ 20,103,097
Costs and expenses:
Cost of revenue		(50,010,801)	(33,565,785)	(11,360,489)
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Total Revenues, net			451,759	337,586
Costs and expenses:
Cost of revenue		$ (230,759)	$ (264,349)

[1]	The shares amounts are presented on a retroactive basis to reflect the reverse stock split effective after the reporting date. Please refer to Note 19 and 24 for details.